Long-term Investments - Equity Method (Details) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Dec. 30, 2016 USD ($) shares	Aug. 12, 2016 USD ($) shares	Jul. 09, 2014 shares	Dec. 30, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 30, 2019 ¥ / shares	Dec. 30, 2019 USD ($) $ / shares	Dec. 29, 2019	Dec. 29, 2016 USD ($)	Aug. 31, 2016 USD ($)	Apr. 15, 2016 $ / shares	Jul. 08, 2014
Marketable equity securities designated as available-for-sale
Equity Method Investments											$ 527.4
Closing price (in dollars per share) | $ / shares						$ 53.64					$ 39.93
E-House
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)		43.00%
Equity contribution		$ 340.7														$ 140.0
Shares held for investment under equity method investment (in shares) | shares		49,764,809
Period for repurchase of equity interest held by entity under equity method investment		18 months
Option liability		$ 3.1													$ 28.5
Repurchase of ordinary shares upon exercising option right (in shares) | shares	49,764,809
Realized gain on equity method investment				$ 4.6			$ 4.6
Recognized loss as fair value change in option liability								$ 28.5
Leju
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)								31.10%
Equity Method Investments						$ 48.1					$ 50.6
Shares held for investment under equity method investment (in shares) | shares								42,117,874
Repurchase of ordinary shares upon exercising option right (in shares) | shares	40,651,187
Repurchase of ordinary shares upon exercise with a fair value	$ 195.1
Cash consideration	$ 127.6
Loss pick up						9.1	30.8
Impairment charge for equity method investments							$ 113.1
Closing price (in dollars per share) | $ / shares											$ 1.20
Aggregate market value								$ 202.2			$ 84.7
Leju | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | $ / shares											$ 2.01
Tian Ge
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)			25.00%															36.00%
Equity Method Investments						110.1					$ 74.7
Impairment charge for equity method investments					$ 34.3
Aggregate market value											74.7
Showworld
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)													28.60%	36.10%
Equity Method Investments						46.6					$ 94.1
Closing price (in dollars per share) | (per share)										¥ 12.14	$ 0.2	¥ 3.0	$ 0.43
Aggregate market value											$ 837.5
Showworld | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | $ / shares											$ 1.74
Limited partnership
Marketable equity securities designated as available-for-sale
Equity Method Investments						$ 48.0					$ 46.0
Company providing consumer finance services
Marketable equity securities designated as available-for-sale
Equity Method Investments											$ 57.4
E-House
Marketable equity securities designated as available-for-sale
Cash consideration (in dollars per share) | $ / shares																	$ 6.85
Tian Ge
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | $ / shares									$ 1.94
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | $ / shares											$ 0.25
Leju | E-House
Marketable equity securities designated as available-for-sale
Percentage of outstanding common shares considered for repurchase of equity (as a percent)		30.00%
Equity investee in the short video business
Marketable equity securities designated as available-for-sale
Follow-on investment													$ 34.7
Minimum
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)											20.00%
Maximum
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)											50.00%
IPO | Tian Ge
Marketable equity securities designated as available-for-sale
Number of shares issued (in shares) | shares			349,900,000